Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Commitments [Line Items]
Operating leases, payments due 2014	$ 161
Operating leases, payments due 2015	141
Operating leases, payments due 2016	128
Operating leases, payments due 2017	117
Operating leases, payments due 2018	102
Operating leases, payments due 2019 and thereafter	468
Operating leases, total future minimum payments	1,117
Purchase Obligations [Abstract]
Purchase obligations, payments due 2014	240
Purchase obligations, payments due 2015	208
Purchase obligations, payments due 2016	131
Purchase obligations, payments due 2017	113
Purchase obligations, payments due 2018	107
Purchase obligations, payments due 2019 and thereafter	246
Purchase obligations, total future minimum payments	1,045
Other Long-term Contractual Obligations [Abstract]
Other long-term contractual obligations, payments due 2014	0
Other long-term contractual obligations, payments due 2015	639
Other long-term contractual obligations, payments due 2016	313
Other long-term contractual obligations, payments due 2017	94
Other long term contractual obligations, payments due 2018	56
Other long-term contractual obligations, payments due 2019 and thereafter	53
Other long-term contractual obligations, total future minimum payments	1,155
Capital Leases, Future Minimum Rental Payments [Abstract]
Capital leases, payments due 2014	21
Capital leases, payments due 2015	20
Capital leases, payments due 2016	19
Capital leases, payments due 2017	15
Capital leases, payments due 2018	15
Capital leases, payments due 2019 and thereafter	44
Capital leases, total future minimum payments	134
Capital Leases, less amounts representing interest	21
Capital Leases, present value of net minimum payments	113
Future minimum sublease income	72
Exposure under guarantee	280
Estimated fair value of guarantees	40
Outstanding letters of credit and surety bonds	321
Loss Contingencies [Line Items]
Costs for settlement and defense of asbestos claims, net of insurance recoveries and tax benefits	29	21
Asbestos Claims [Member]
Loss Contingencies [Line Items]
Number of pending asbestos claims	45,150	45,900	50,090
Number of new asbestos claims	4,310
Number of asbestos claims closed or moved to inactive docket	5,060
Continuing Operations [Member]
Other Commitments [Line Items]
Rent expense	211	204	204
Discontinued Operations [Member]
Other Commitments [Line Items]
Operating leases, total future minimum payments	674
Rent expense	292	283	279
Programming and Talent Commitment [Member]
Other Commitments [Line Items]
Other commitments, payments due 2014	2,356
Other commitments, payments due 2015	1,799
Other commitments, payments due 2016	1,708
Other commitments, payments due 2017	1,463
Other commitments, payments due 2018	1,451
Other commitments, payments due 2019 and thereafter	5,703
Other commitments, total future minimum payments	14,480
Programming and Talent Commitment [Member] | Sports Programming Rights Commitments [Member]
Other Commitments [Line Items]
Other commitments, total future minimum payments	11,230
Programming and Talent Commitment [Member] | Television Radio and Film Production And Licensing [Member]
Other Commitments [Line Items]
Other commitments, total future minimum payments	2,470
Programming and Talent Commitment [Member] | Talent Contracts [Member]
Other Commitments [Line Items]
Other commitments, total future minimum payments	773
Guaranteed Minimum Franchise Payments [Member] | Discontinued Operations [Member]
Other Commitments [Line Items]
Other commitments, total future minimum payments	$ 331